Share Based Payments (Details) - Schedule of number of performance shares and performance rights - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Number Of Performance Shares And Performance Rights Abstract
$0.$0.08 Options	30-Sep-21	30-Sep-21
Balance at start of year		41,553,593
Granted by the Company
Converted or Expired		(41,553,593)
Balance at end of year